Derivative Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Foreign currency contracts loss	$ (102)	$ (522)	$ (353)
Other Income Expense
Derivative [Line Items]
Foreign currency contracts loss	$ (102)	$ (522)	$ (353)